CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

5. CONCENTRATIONS

Financial Risks — As of June 30, 2015 and December 31, 2014, the Company held Pakistani rupees of 2,682,341, (US $26,134) and Pakistani rupees of 56,507,436 (US $562,823), respectively, in the name of its subsidiary at a bank in Pakistan. Funds are wired to Pakistan near the end of each month to cover payroll at the beginning of the next month and operating expenses throughout the month. The banking system in Pakistan does not provide deposit insurance coverage. Additionally, from time to time, the Company maintains cash balances at financial institutions in the United States of America in excess of federal insurance limits. The Company has not experienced any losses on such accounts.
Concentrations of credit risk with respect to trade accounts receivable are managed by periodic credit evaluations of customers. The Company does not require collateral for outstanding trade accounts receivable. No one customer accounts for a significant portion of the Company’s trade accounts receivable portfolio and write-offs have not been significant. During the three and six months ended June 30, 2015 and 2014, there were no customers with sales of 5% or more of the total.
Geographical Risks — The Company’s offices in Islamabad and Bagh, Pakistan, conduct significant back-office operations for the Company. The Company has no revenue earned outside of the United States of America. The office in Bagh is located in a different territory of Pakistan from the Islamabad office. The Bagh office was opened in 2009 for the purpose of providing operational support and operating as a backup to the Islamabad office. The Company’s operations in Pakistan are subject to special considerations and significant risks not typically associated with companies in the United States. The Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in Pakistan and by the general state of Pakistan’s economy. The Company’s results may be adversely affected by, among other things, changes in governmental policies with respect to laws and regulations, changes in Pakistan’s telecommunications industry, regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.
The carrying amounts of net assets located in Pakistan were $140,339 and $796,609 as of June 30, 2015 and December 31, 2014, respectively. These balances exclude intercompany receivables of $3,893,369 and $2,681,937 as of June 30, 2015 and December 31, 2014, respectively. The following is a summary of the net assets located in Pakistan as of June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Current assets	$158,294	$698,174
Non-current assets	1,332,363	1,355,333
	1,490,657	2,053,507
Current liabilities	(1,333,779)	(1,233,618)
Non-current liabilities	(16,539)	(23,280)
	$140,339	$796,609
The net assets located in Poland were not significant at June 30, 2015.

8. CONCENTRATIONS

Financial Risks — As of December 31, 2014 and December 31, 2013, the Company held Pakistani rupees of 56,507,436 (approximately USD $562,823) and Pakistani rupees of 46,232,463 (approximately USD $440,309), respectively, in the name of its subsidiary at a bank in Pakistan. Funds are wired to Pakistan near the end of each month to cover payroll at the beginning of the next month and operating expenses throughout the month. The banking system in Pakistan does not provide deposit insurance coverage. Additionally, from time to time, the Company maintains cash balances at financial institutions in the United States of America in excess of Federal insurance limits. The Company has not experienced any losses on such accounts.
Concentrations of credit risk with respect to trade accounts receivable are managed by periodic credit evaluations of customers. The Company does not require collateral for outstanding trade accounts receivable. No one customer accounts for a significant portion of the Company’s trade accounts receivable portfolio as of December 31, 2014 and 2013 and write-offs have been minimal. During the years ended December 31, 2014 and December 31, 2013, there were no customers with sales in excess of 3% and 5% of the total, respectively.
Geographical Risks — The Company’s offices in Islamabad and Bagh, Pakistan, conduct significant back-office operations for the Company. The Company has no revenue earned outside of the United States of America. The office in Bagh is located in a different territory of Pakistan from the Islamabad office. The Bagh office was opened in 2009 for the purpose of providing operational support and operating as a backup to the Islamabad office. The Company’s operations in Pakistan are subject to special considerations and significant risks not typically associated with companies in the United States. The Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in Pakistan and by the general state of Pakistan’s economy. The Company’s results may be adversely affected by, among other things, changes in governmental policies with respect to laws and regulations, changes in Pakistan’s telecommunications industry, regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.
Carrying amounts of net assets located in Pakistan were $796,609 and $114,997 as of December 31, 2014 and December 31, 2013, respectively. These balances exclude intercompany receivables of $2,681,937 and $2,552,280 as of December 31, 2014 and December 31, 2013, respectively. The following is a summary of the net assets located in Pakistan as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Current assets	$698,174	$529,260
Non-current assets	1,355,333	448,397
Total assets	2,053,507	977,657
Current liabilities	(1,233,618)	(859,062)
Non-current liabilities	(23,280)	(3,598)
Total liabilities	$796,609	$114,997